RELATED PARTY TRANSACTIONS	3 Months Ended
Nov. 30, 2021
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

8. RELATED PARTY TRANSACTIONS

All amounts receivable and amounts payable owing to or from related parties are non-interest bearing with no specific terms of repayment.  Transactions with related parties are in the normal course of business and are recorded at consideration established and agreed to by the parties.  Transactions with related parties are as follows:

(a) During the period ended November 30, 2021, $67 (November 30, 2020 - $63) was paid or accrued to independent directors for directors' fees and services.

(b) During the period ended November 30, 2021, the Company paid or accrued payments of $14 (November 30, 2020 - $14) from West Vault Mining Inc., for accounting and administrative services.  The Company and West Vault Mining have one officer in common.

(c) In May 2018, Deepkloof made a strategic investment in the Company by way of participation in a public offering and a private placement.  Through the terms of the May 2018 private placement, HCI acquired a right to nominate one person to the board of directors of the Company and a right to participate in future equity financings of the Company to maintain its pro-rata interest.  HCI has exercised its right to nominate one person to the board of directors.  At November 30, 2021 HCI's ownership of the Company was reported at 21,297,526 common shares, representing a 26.67% interest in the Company.